Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
Subsequent Events

NOTE 7 – Subsequent Events

We evaluate subsequent events that have occurred after the net assets available for benefits date but before the financial statements are issued. There are two types of subsequent events: (1) recognized, or those that provide additional evidence about conditions that existed at the date of net assets available for plan benefits, including the estimates inherent in the process of preparing financial statements, and (2) non-recognized, or those that provide evidence about conditions that did not exist at the date of net assets available for plan benefits but arose after that date. Based on the evaluation, we did not identify any recognized subsequent events that would have required adjustment to the Plan's financial statements; however, we identified the following non-recognized subsequent events:

Stock Split

On January 26, 2026, the Company’s Board of Directors declared a 50% stock dividend, in the form of a three-for-two stock split, of its common stock payable on February 26, 2026, to shareholders of record as of February 12, 2026. Trading began on a split-adjusted basis on February 27, 2026. All share information presented herein has been retroactively adjusted to reflect the stock split.

Change of Trustee and Record Keeper

On March 30, 2026, the Company transitioned the Plan from Empower Retirement, LLC to Fidelity Management Trust Company (“Fidelity”), as trustee of the Plan, at which time, assets of $2.5 billion were transferred to Fidelity. On the date of transition, Fidelity Workplace Services LLC, an affiliate of Fidelity, began maintaining the Plan’s records.

The Plan became subject to a blackout period from March 20, 2026, through April 9, 2026, during the transition of the Plan from Empower Retirement, LLC to Fidelity. During the blackout period, Plan participants were unable to: purchase, sell, or otherwise acquire or transfer funds into or out of any of the investment alternatives in the Plan, including Company common stock; change allocations for future contributions, make payroll percentage elections, or designate beneficiaries in the Plan; receive distributions or withdrawals from, or terminate their participation in, the Plan; receive loans from the Plan; or make rollover contributions into the Plan.